PREPAYMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Prepayments	$ 1,313,949	$ 61,707
Dai Zheng [Member]
Prepayments	692,434	0
Office Furniture [Member]
Prepayments	611,276	0
Block chain software and annual fee [Member]
Prepayments	692,434	0
Software licenses fee and others [Member]
Prepayments	10,239	61,707
Director [Member]
Prepayments	611,276	0
Li Zhuo [Member]
Prepayments	$ 10,239	$ 61,707